[LETTERHEAD OF Wachtell, Lipton, Rosen & Katz]

April 13, 2006

VIA EDGAR AND HAND DELIVERY

Todd K. Schiffman, Esq.
Assistant Director
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549-0005

Re:
NYSE Group, Inc.
Registration Statement on Form S-1
Filed March 13, 2006
File No. 333-132390

Dear Mr. Schiffman:

        On behalf of NYSE Group, Inc. ("NYSE Group" or the "Company"), set forth below are responses to the comments of the Staff of the Division of Corporation Finance of the Securities and Exchange Commission (the "SEC") that appeared in Mr. Schiffman's letter, dated April 5, 2006, with respect to the filing referenced above. For the Staff's convenience, the text of the Staff's comments is set forth below in bold followed in each case by the response.

        With this letter, NYSE Group is filing Amendment No. 1 ("Amendment No. 1") to its Registration Statement on Form S-1 (the "Registration Statement"). We are providing supplementally to you six copies of a version of Amendment No. 1 that has been marked by the financial printers to show the changes since the filing of the Registration Statement on March 13, 2006. All page references in the responses set forth below are to the pages of Amendment No. 1 that have been marked by the financial printers. Terms not otherwise defined in this letter shall have the meanings set forth in Amendment No. 1.

Our History, page 1

1.
Please revise the second paragraph on page 2 to clarify the reason for conducting this offering. In particular, please:

—
disclose that the transfer restrictions on the shares being offered were removed at the discretion of the board;

—
clarify the distinction between the transfer restrictions and the restrictions that make it necessary for the shares to be offered in a registered offering; and

—
clarify what is meant by "an orderly manner."

Response:    The Company has revised the disclosure on page 2 to address the Staff's comment.

World's Premier Listing Venue, page 2

2.
Please revise the subheading and first sentence to clarify what is meant by "premier listing venue." If the phrase is intended to refer specifically to the NYSE having the highest listing standards of any securities marketplace, please make this reference clear. If it is intended to indicate that the NYSE is the "premier listing venue" in some broader sense, please make its scope clear and provide a basis for the statement.

Response:    The Company has revised the disclosure on page 2 to address the Staff's comment.

NYSE Business Drivers, page 41

3.
Under "Company Listings" please revise to clarify that the phrase "NYSE share (%) of international listings" refers to its share among listings of international companies on U.S. domestic exchanges, and not to listings on international exchanges worldwide.

Response:    The Company has revised the disclosure on page 40 to address the Staff's comment.

Management's Discussion and Analysis of Financial Condition and Results of Operations of NYSE Group and the NYSE

General

4.
Please revise to clearly disclose how your new policy of selling trading licenses will affect future revenues and expenses. Please identify the specific revenues and expenses that will be affected.

Response:    The Company has revised the disclosure on page 44 to disclose clearly how its new policy of selling trading licenses will affect future revenues and expenses.

5.
Please revise to disclose in a separately captioned section your off-balance sheet arrangements that have or are reasonably likely to have a current or future effect on your financial condition, changes in financial condition, revenues or expenses, results of operations, liquidity, capital expenditures or capital resources. Refer to Item 303(A)(4) of Regulation S-K.

Response:    The Company's off-balance sheet exposures are limited to a stand-by letter of credit of $265,000, on which the Company does not intend to rely. We have revised Management's Discussion and Analysis on page 61 to disclose in a separately captioned section "off-balance sheet arrangements" this arrangement, which the Company believes does not and is not reasonably likely to have a current or future effect on its financial condition, changes in financial condition, revenues or expenses, results of operations, liquidity, capital expenditures or capital resources. The Company believes this letter of credit will not have a material effect on the Company.

Trading Fees, page 43

6.
Please revise to clearly disclose the impact of Regulation NMS on your financial condition, future operating results and liquidity as if it were implemented in its current form.

Response:    The Company has revised to disclose clearly on page 43 the impact of Regulation NMS on its financial condition, future operating results and liquidity.

7.
Please revise to clearly disclose how the current trading fee caps affect your revenues in different market conditions. Your disclosure should allow an investor to fully understand the risks and uncertainties of your trading fee revenues in future periods.

Response:    The Company has revised to disclose clearly on page 43 how current trading fee caps affect its revenues in different market conditions. The Company does not believe that different market conditions will have a material impact on these fees.

Market Information Fees, page 48

8.
We note market information fees are accrued and recognized as services are rendered. Please revise to describe why $5.8 million of previously uncollected charges were recognized in 2005 as opposed to the year in which the services were rendered. Also, disclose the period in which the services were rendered.

Response:    The Company's non-recurring revenue comprises charges for customers who had previously not reported the appropriate number of professional devices in use. In the normal course of business, the Company audits its clients and the number of devices they report (on which the Company generates its billing) and the Company adjusts its records based on the audit results, if necessary. This can lead to both increases and decreases in current billings. Additionally, based on the current levels of recoveries and collections of the Company's receivables and a review of the Company's policy, the Company's allowance for doubtful accounts was also reduced in 2005. The Company has revised the description on page 48 to identify why these charges were recognized in 2005.

Investment and Other Income, page 48

9.
Please revise to present regulatory fines income as a separate line item in the financial tables included in management's discussion and analysis due to the significance of the amounts in the year to year analysis.

Response:    The Company has revised its presentation in the Management Discussion and Analysis tables to reflect regulatory fine income as a separate line item. The Company plans to present the Regulation business as a separate operating segment on a prospective basis, in accordance with FAS 131 and management's new view of how the NYSE Group's business will operate. Regulatory fine income will be reported as a revenue line item for this segment.

10.
In view of their significance, please revise your discussion of regulatory fines to clarify management's expectations about their effect on future operating results.

Response:    The Company has revised the discussion on page 44 of regulatory fines to address the Staff's comment. The Company supplementally advises the Staff that fines are levied by NYSE Regulation, which regulates and monitors the activities on the Company's securities exchanges and enforces issuer and member organization compliance with applicable laws and rules of the exchanges. Management expects NYSE Regulation will continue to levy fines for regulatory purposes as appropriate. However, the frequency in which fines may be levied and their amount will vary based upon the actions of participants on the NYSE and NYSE Arca.

Professional Services, page 50

11.
We note the significance of professional services expense to your operating results. Please revise to expand your discussion of professional services to disclose management's expectation regarding the effect of professional services expenses on future operating results.

Response:    The Company has revised the discussion of professional services expenses on page 45 to discuss further their impact on future operating results.

Archipelago Merger and Related Exit Costs, page 51

12.
Please tell us whether you believe the legal, severance and integration costs are direct costs of the Archipelago acquisition. Please tell us the accounting guidance on which you rely and provide the analysis which supports your conclusion to expense the amounts in 2005 as compared to capitalizing them and including them in the cost of the acquisition.

Response:    The Company believes the legal, severance and integration costs were indirect costs related to the acquisition of Archipelago.

  The Company referred to FAS 141, paragraph 24 and A8 for guidance on direct costs. Paragraph 24 states, "the cost of an entity acquired in business combination includes the direct cost of the business combination... However, indirect and general expenses related to business combinations shall be expensed as incurred." Paragraph A8 states, "...direct costs include "out-of-pocket" or incremental costs directly related to a business combination such as a finder's fee and fees paid to outside consultants for accounting, legal, or engineering investigations of for appraisals." Additionally, the Company referred to an SEC speech in December 2004 by Randolph Green, in which he noted, "I think it goes without saying that the cost of litigation brought by the acquirer's shareholders should always be reflected in the income statement." The Company also referred to EITF 95-3 which stated, "the costs of a plan (1) to exit an activity of an acquired company, (2) involuntarily terminate employees of an acquired company, or (3) relocate employees of an acquired company should be recognized as liabilities assumed in a purchase business combination" and FTB 85-5, which states, "only the direct costs of an acquisition should be included in the cost of a purchased company in a business combination."

  The legal costs incurred due to NYSE member litigation were considered similar to costs incurred by a public company for shareholder litigation rather than legal costs associated directly with the transaction. The SEC speech in December 2004 highlighted that acquirer shareholder litigation costs should "always be reflected in the income statement." As such, the Company considered these costs as indirect costs and reflected them in the statement of income.

  The severance and integration costs benefit the future combined organization; they are not directly related to a "business combination such as a finder's fee and fees paid to outside consultants for accounting, legal, or engineering investigations or for appraisals" per FAS 141, p. A8. In addition, the severance costs were attributable strictly to employees of the acquirer—not the acquired entity. In accordance with EITF 95-3, costs of the acquiring company should not become part of the liabilities assumed in a purchase business combination. As such, these costs were considered indirect and reflected in the statement of income.

Income Taxes, page 52

13.
Please revise to expand your discussion of the increase in your provision for income taxes from 2004 to 2005. We note the significant effect of WTC insurance proceeds in 2004 and the tax asset write-down in 2005 as disclosed in Note 8-Income Taxes on page F-18.

Response:    The Company has revised the disclosure on page 52 to expand the discussion of the increase in its provision for income taxes from 2004 to 2005. The Company has included discussion concerning the impact of key drivers to the rate increase, including the merger related litigation, as discussed in response to Comment 12 above, and items incurred in 2004 that lowered the Company's rate, including insurance reimbursements received related to the events of September 11, 2001.

Liquidity and Capital Resources, page 60

14.
We note your disclosure that your policies prohibit you from investing in equity securities. We also note your disclosure on page F-14 that you invested in equities as of December 31, 2004 and equity funds as of December 31, 2004 and 2005. Please revise your disclosure to specifically explain what type of equity investments are prohibited and allowed.

Response:    The Company's investment policy allows investment in funds related to equity securities, as long as the equities are not owned directly. This policy has been approved by the Board of Directors. Additionally, due to the existence of deferred compensation plans, the Company is required to show, under EITF 97-14, employee investments in various funds, including equity funds, on its statement of financial condition. The Company also includes these investments in Note 6 to the NYSE's consolidated financial statements. There has been one exception to the Company's investment policy. The NYSE held equity shares of a public company in 2004 that it acquired through a demutualization of an insurance company from policies previously held. This exception to the policy was discussed with the Audit Committee and the shares were sold as soon as practicable. The Company has revised the disclosure on page 60 to specifically explain what type of equity investments are prohibited and allowed for NYSE Group investments.

15.
We note your disclosure that you remitted payments to the SEC biannually and, as of December 31, 2005, recorded a $232.1 million payment to the SEC. Please tell us why you still have a liability of $232.1 million as of December 31, 2005 related to Section 31 fees payable if you made a payment on December 31, 2005 or revise if appropriate.

Response:    The Company has revised the disclosure on page 61 to reflect that it remits payments to the SEC biannually and that there was a payable at December 31, 2005. This payment was made March 15, 2006.

Management's Discussion and Analysis of Financial Condition and Results of Operations of Archipelago

Indirect Expenses, page 76

16.
We note you recorded $28.8 million of compensation expense ($21.3 million in cash and $7.5 million as a non-cash charge) incurred as a result of the acceleration of certain payments and vesting of restricted stock units to Archipelago's executive officers that would have occurred in 2006 following the termination of employment agreements or change in control severance agreements after the completion of Archipelago's merger with the NYSE or, in the case of one executive, upon the sale of Wave. Please revise to clearly explain what payments were accelerated and why the payments and vesting of restricted stock units were accelerated in 2005 when the merger did not happen until 2006.

Response:    The Company has revised the discussion to disclose which payments were accelerated and why the payments and vesting of restricted stock units were accelerated in 2005.

17.
Please tell us the accounting guidance on which you rely and provide the analysis which supports your conclusion to expense the $28.8 million of compensation expense as a result of the acceleration of certain payments and vesting of restricted stock units. Specifically tell us how you considered SFAS 146.

Response:    Archipelago considered all relevant guidance, including SFAS 146, in reaching its conclusion to expense the $28.8 million of compensation resulting from the acceleration of payments and vesting of restricted stock units.

  Paragraph 35 of FASB Concepts Statement No. 6, Elements of Financial Statements, defines liabilities as probable future sacrifices of economic benefits arising from present obligations of a particular entity to transfer assets or provide services to other entities in the future as a result of past transactions or events. An obligation becomes a present obligation when a transaction or event occurs that leaves an entity little or no discretion to avoid the future transfer or use of assets to settle the liability.

  Following a decision from Archipelago's compensation committee of the board of directors, Archipelago entered into agreements with each of its executive officers that provided for an immediate lump sum cash payment. Upon such payment, the executive officers' termination of employment or change in control agreements were terminated and had no further force or effect. In addition, all restricted stock units held by Archipelago's executive officers vested in full. On that same day, Archipelago issued to the executive officers the number of shares of common stock attributable to such vesting.

  In this particular instance, the transfer of assets in the form of cash was irrevocable and the stock issuances were not subject to any right of recapture, which supports the expense treatment.

Indirect Expenses, page 81

18.
Please revise the opening paragraph and the first bullet point to analyze the year ended December 31, 2004 versus the year ended December 31, 2003.

Response:    The Company has revised the disclosure on page 81 to address the Staff's comment.

Unaudited Pro Forma Condensed Combined Financial Data for NYSE Group

Note 3—Pro Forma Adjustments, page 93

19.
Please revise to disclose why the value of the national securities exchange registration intangible asset increased from $108 million at September 30, 2005 when it was fair valued for the PCX Holdings acquisition to $496 million as disclosed in pro forma adjustment 3.6.

Response:    Please refer to the Company's response to comment 33.

Compensation of Directors and Executive Officers, page 148

20.
Please revise to clarify the policy under which directors receive an annual fee only upon written request.

Response:    The Company has revised its disclosure on page 148 in response to the Staff's comment. The Company supplementally advises the Staff that this policy permitted a director to contribute his or her services to the predecessor not-for-profit exchange without being deemed to have constructively received the annual fee.

Principal and Selling Stockholders, page 161

21.
Please revise to state here or in the Plan of Distribution section that the selling shareholders may be deemed to be underwriters.

Response:    The Company has revised the disclosure on page 184 to address the Staff's comment.

Index to Consolidated Financial Statements of the NYSE

General

22.
Please revise to provide audited financial statements of NYSE Group, Inc. as of December 31, 2005.

Response:    Audited consolidated financial statements of NYSE Group, Inc. as of December 31, 2005 have been provided.

New York Stock Exchange, Inc. Financial Statements

Report of Independent Registered Public Accounting Firm, page F-2

23.
Please revise to have your Independent Registered Public Accounting Firm include their signature and the city and state in their report. Refer to Rule 2-02(a) of Regulation S-X.

Response:    The Report of Independent Registered Public Accounting Firm has been revised to include their signature and the city and state in their report.

Consolidated Statements of Financial Condition, page F-3

24.
We note your disclosure of equity per member having distributive rights. Please revise to describe the distributive rights of members and tell us why you disclose this information.

Response:    The NYSE has shown equity per member having distributive rights on the statement of financial condition historically, as Section 1005 (a) (3) (B) of the New York Not-For-Profit Corporation Law (NPCL) states that distributive rights of members shall be as described in the Certificate of Incorporation to the extent that the certificate prescribes such distributive rights. Section 13 of NYSE's certificate of incorporation specifically provided that only regular members could share in the distribution of the net assets of the NYSE in the event of liquidation, dissolution or winding up of the NYSE's affairs. The NYSE had numerous types of members (e.g., Electronic Access Members, Lessee Members, Physical Access Members, Regular members). It was management's intention to make clear that only the 1,366 regular members had distributive rights. As the Company is no longer governed by NPCL, this reference has been omitted.

Consolidated Statements of Income, page F-4

25.
Please tell us how your statement of operations presentation complies with Rule 5-03 of Regulation S-X or revise accordingly related to the following items:

—
you do not report operating and non-operating income separately;

—
you do not report operating and non-operating expenses separately; and

—
you do not report costs and expenses applicable to revenues separately.

  We believe that costs and expenses applicable to revenues should include both direct and indirect costs. Please consider SAB Topic 11B if you revise your presentation.

  Response:    The NYSE has historically presented its results of operations using the single-step form of income statement. The NYSE has historically managed its business as a single brand selling transaction execution, market data, listings or other services to its customer base. In addition, the NYSE's customer base has been viewing the NYSE's service offering as a bundled package. The Company believes that the manner in which the NYSE managed its business and the brand supported a single-step income statement that meets the spirit of Article 5.03. There are no significant direct costs applicable to the generation of revenues.

  While the Company believes it is appropriate to present a single-step income statement on a prospective basis, the Company considered Rule 5-03 for such income statement presentation. The purpose of Rule 5-03 is to indicate the various line items which, if applicable, and except as otherwise permitted by the SEC, should appear on the face of the income statement. Rule 5-03 contains specific guidance regarding the two points raised by the SEC with regard to NYSE Group's income statement presentation.

  Rule 5-03 states that amounts earned from (a) dividends, (b) interest on securities, (c) profits on securities (net of losses), and (d) miscellaneous other income should be stated separately from amounts totaling to Net Operating Income. Material amounts included under miscellaneous other income shall be separately stated, indicating clearly the nature of the transactions out of which the items arose. A similar approach should be taken with respect to non-operating expenses.

  With regard to costs and expenses applicable to sales and revenues, Rule 5-03 says to state separately the amount of (a) cost of tangible goods sold, (b) operating expenses of public utilities or others, (c) expenses applicable to rental income, (d) cost of services, and (e) expenses applicable to other revenues.

  The Company also considered its discussions with the SEC during which the SEC noted that the NYSE did not present non-operating income with its income statement presentation. The SEC specifically mentioned income generated from regulatory fines and investment income.

  Regulatory fees as shown on the statement of income are principally comprised of regulation fees and market surveillance fees as well as fines and penalties. The NYSE considers the collection of fines as an integral part of NYSE Regulation's compliance oversight and operating activities and therefore recognizes fines and penalties as operating revenue. Prospectively, NYSE Regulation will be a reportable segment of NYSE Group. The Company will continue to report regulatory fines as a component of regulatory fee revenue but will discuss the fines in its MD&A.

  Investment income is comprised of interest income and investment gains or losses from the sales of securities. Historically, the NYSE recorded investment income, which has not been a material item, as a component of revenues. This particular income statement caption will be reflected separately in the proposed income statement presentation of NYSE Group as a non-operating income item in accordance with Rule 5-03.

  Historically, the NYSE has not incurred any material non-operating expenses.

  While there is variety in practice by other registrants in businesses similar to the Company and based upon the analysis done and the review of the requirements of Rule 5-03, the Company proposes to prospectively adopt the following income statement presentation for NYSE Group (starting with its quarterly report on Form 10-Q for the period ended March 31, 2006), which the Company believes complies with the spirit and requirements of Article 5-03 and represents the appropriate disclosure for the investor community by separating non-operating income and non-operating expenses and by presenting in a manner consistent with how the Company manages its business.

Revenues:
Activity assessment fees	$—
Transaction
Listing
Market data
Data processing
Regulatory
Other
Total revenues	—
Expenses:
Section 31 fees
Compensation
Liquidity payments
Routing and clearing fees
Systems and communications
Professional services
Depreciation and amortization
Occupancy
Marketing and other
Total expenses	—
Operating income	—
Investment and other income (expense)
Income before income tax provision an minority interest	—
Income tax provision
Minority interest
Net income	$—

Consolidated Statements of Cash Flows, page F-6

26.
Please revise to present gross cash flows related to your investment activity, if material. Refer to paragraphs 15-17 of SFAS 95, as amended.

  Response:    The Company has retained its presentation of the net purchases of investments as the gross presentation of these items has no impact on cash flows from operating, investing or financing activities or the overall net increase (decrease) in cash and cash equivalents. Therefore, the Company does not deem the gross presentation material. However, the Company acknowledges the Staff's comment and plans to use the gross presentation on a prospective basis.

27.
Please revise to present gross cash flows related to your capital leases, if material, and disclose any related noncash activities. Refer to paragraph 32 of SFAS 95, as amended.

  Response:    The Company has revised the cash flows caption to read "principal payments" which is the appropriate caption. These amounts are shown gross. Additional disclosure was added related to non-cash activities for capital leases.

Note 2—Basis of Presentation and Significant Accounting Policies

Accounts Receivable, Net, page F-9

28.
Please provide us examples of situations when you recognize accounts receivable for services to be rendered. Tell us how these transactions affect your balance sheet and income statement and the accounting guidance on which you rely for your accounting policy and provide any supporting analysis. Please specifically address SAB 101 in your response.

  Response:    The Company currently records accounts receivable for listing fees, which includes original listing fees and other corporate action related fees, in the period billed.    Receivables are recorded when the Company is legally entitled to the funds, but revenue related to these fees is currently recognized over a period of ten years. Accounts receivable at December 31, 2005 related to original listing fees and corporate action related fees primarily related to the December 2005 billings. The Company also has recorded on its statement of financial condition current and non-current deferred revenue related to the cash received for billings of original listing fees and corporate action related fees, but not yet recognized in its statement of income. In development of its policy for revenue recognition, the Company performed a SAB 101 analysis shown below.

  The four criteria that need to be met in order for revenue to be recognized are (SAB 101): 1) persuasive evidence that an arrangement exists, 2) delivery has occurred or services have been rendered, 3) the seller's price to the buyer is fixed or determinable, and 4) collectibility is reasonably assured.

  The Company also considered SAB 104 Topic 13, "Revenue Recognition" and EITF 00-21, "Revenue Arrangements with Multiple Deliverables" when reviewing through the four criteria (specifically as related to delivery). The Company has analogized the original listing fees to the discussions surrounding "non-refundable up-front fees". SAB 104 utilizes an example of a registrant selling "a lifetime membership in a health club. After paying a nonrefundable initiation fee, the customer is permitted to use the health club indefinitely, so long as the customer also pays an additional usage fee each month. The monthly usage fees collected from all customers are adequate to cover the operating costs of the health club". In this circumstance the SEC does not view the selling of the membership as a discrete earnings event but instead the customer is purchasing the "ongoing rights, products, or services being provided through the registrant's continuing involvement".

  Based on the above criteria, the Company believes that all aspects are met at the time a listing occurs, with exception to delivery.

  Arrangement exists—at the time of listing the new issuing company has gone through a process with necessary listing applications filed with the NYSE. A company needs to meet listing requirements before the company is listed on the NYSE.

  Price—the price at the date of listing is a one-time fee based on the amount of shares originally issued. Fees for additional shares are also based on the amount of shares issued. The amounts charged to the listing company are neither non-refundable at the time the transaction occurs nor are there any contingencies included within the listing agreement.

  Collectibility—listed companies go through the typical collections process within NYSE.

  Delivery—at the time of listing, NYSE provides access to a liquidity pool. This service continues over the length of the company's listing.

  Based on the delivery criteria not being met and the analogy to SAB104 "non-refundable up front fees", the Company concluded that the revenue associated with these fees should not be recognized on Day 1, but instead should be amortized over a useful period of ten years, as previously discussed in a response letter to the SEC on September 14, 2005.

Property and Equipment, page F-9

29.
Please revise to disclose, if true, that leasehold improvements are amortized over the shorter of the term of the lease or the estimated useful life of the leasehold improvement. If the above is not true, please tell us the accounting guidance on which you rely and provide the analysis which supports your current amortization policy.

  Response:    The Company has revised its disclosure to disclose that leasehold improvements are amortized over the shorter of the term of the lease or the estimated useful life of the leasehold improvement.

Note 6—Investment Securities at Fair Value, page F-14

30.
Please revise to disclose the fair value of available for sale investments in an unrealized loss position, aggregated by investment category as of December 31, 2004. Refer to paragraph 21 of EITF 03-1.

  Response:    The Company has revised its disclosure to disclose the fair value of available for sale investments in an unrealized loss position, aggregated by investment category as of December 31, 2004.

Note 10—Litigation and Other Matters

Merger-Related Litigation, page F-21

31.
Please revise to disclose if and where you have accrued for the $9.1 million litigation settlement. If you have not accrued for the loss, please provide us your analysis under SFAS 5.

  Response:    The Company has revised its disclosure in Note 10 to disclose that it has accrued for the $9.1 million litigation settlement in accrued expenses on the statement of financial condition.

Archipelago Holdings Inc. Financial Statements

Consolidated Statement of Operations, page F-36

32.
Please tell us how your statement of operations presentation complies with SAB Topic 11B or revise accordingly. We believe that costs of services should include both direct and indirect costs.

  Response:    Archipelago has historically presented its results of operations using the multi-step form of income statement. In managing its growth over the years, management viewed the Archipelago business as a single transaction execution services platform and, when reviewing its results, management placed an emphasis on liquidity payments, routing and clearing charges because of their high correlation with the revenues generated by the transaction execution services platform.

  Gross margin, expressed as revenues less liquidity payments, routing and clearing charges (with such costs disclosed separately and labeled as cost of revenues), has represented a key financial indicator in management's decision making processes as well as in its communication of Archipelago's financial results to the investment community.

  Operating as a single transaction execution services platform and managing a financial services business with similarities to the business of a broker-dealer, the management of Archipelago has not attempted to allocate indirect cost of services associated with employee compensation, communication expenses, occupancy costs or other potential indirect expenses. Pursuant to SAB Topic 11B, however, the Company has revised the description of the "Cost of revenues" line item to read as "Cost of revenues (exclusive of items shown separately below)."

  In accordance with Rule 5-03, operating and non-operating income and expenses were reported separately.

Note 7—Goodwill and Other Intangible Asset, page F-49

33.
Please tell us the accounting guidance on which you rely and provide the analysis which supports the recognition of a $107.7 million intangible asset related to the right to operate as the exclusive equity trading facility of PCX Equities considering that that entity is now 100% owned.

  Response:    In May 2001, Archipelago acquired the right to operate as the exclusive equity trading facility of PCX Equities for $90.0 million.

  In September 2005, Archipelago acquired PCX Holdings and its subsidiaries (including PCX Equities) for a total purchase price of $94.0 million consisting of a $90.9 million cash payment and $3.1 million of direct costs incurred by Archipelago as part of this acquisition.

  Archipelago accounted for these two transactions as a series of purchases.

  In the first transaction, PCX Holdings sold to Archipelago an asset consisting of the rights to the revenue streams comprised of equities transaction fees, market data fees, and listing fees for $90.0 million. This asset also enabled Archipelago to stop incurring clearing charges for trades matched internally on ArcaEx.

  In the second transaction, Archipelago acquired PCX Holdings, Inc. and its subsidiaries in a purchase business combination. The purchase price included 1.6 million shares of Archipelago common stock held by PCX at the time of the closing for $66.3 million and the options business of PCX for $24.6 million. Approximately $17.7 million of the purchase price in the PCX Holdings acquisition was allocated to the right to derive market data revenue from options trading and recorded as an indefinite-lived intangible.

  Following the September 2005 acquisition of PCX Holdings, Archipelago's right to operate as the exclusive equity trading facility of PCX Equities continued to be an asset and provided the same economic benefits to Archipelago.

  As of December 31, 2005, the $107.7 million national securities exchange registration intangible was comprised of the following two assets: the $90.0 million asset for the economic benefits (both revenue streams and reduction in clearing charges) derived from the equities exchange and the $17.7 million asset corresponding to the fair value assigned in September 2005 to the options exchange (including the right to derive market data revenue from options trading).

  Because Archipelago accounted for the acquisition of the exclusive right to operate the equities business and the acquisition of the options business as two separate transactions, it did not fair value the equities portion of the national securities exchange registration intangible asset when it completed the September 2005 acquisition of PCX Holdings.

  When NYSE Group acquired Archipelago in March 2006, the fair value of Archipelago's national securities exchange registration intangible asset was estimated to be $496 million, which included both the equity and option components. This value reflected the fact that, since its acquisition of the exclusive right to operate the equities business, Archipelago was able to significantly grow the volume of equity securities it traded on its system and exploit the value of such asset.

Note 9—Stockholder's Equity, page F-50

34.
Please reconcile for us your disclosure that the redeemable preferred stock included a beneficial conversion feature with your response to prior comment 59 from our letter dated April 1, 2004 sent in connection with our review of the Archipelago Holdings, L.L.C. Form S-1 which states that the company does not believe that the convertible preferred shares contain a beneficial conversion feature.

  Response:    The Company was informed that Archipelago did not believe that its convertible preferred shares contained a beneficial conversion feature in April 2004 because, in accordance with EITF 98-5, the conversion price was equal to the fair value of Archipelago's stock at the commitment date ($13.41 per share).

  In August 2004, Archipelago priced its initial public offering at $11.50 per share. Pursuant to the provision of EITF 00-27, the effective conversion price based on the proceeds received for, or allocated to, the convertible instrument should be used to compute the intrinsic value of the embedded conversion feature. Accordingly, since the initial public offering price was below the $13.41 conversion price per share, the beneficial conversion feature was triggered. As a result, Archipelago issued an additional 717,349 shares of common stock to the holder of the convertible preferred shares pursuant to the $9.6 million beneficial conversion feature.

  In April 2004, the anticipated initial public offering price was $15.00, above $13.41 per share, and management did not anticipate that the initial public offering price would be less than the conversion price of $13.41 per share of the convertible securities. Therefore, in Archipelago's original response to the SEC, it did not address the guidance of EITF 00-27 since, as of that date, it did not believe the guidance was applicable based upon its current assumptions and expectations.

Note 12—Income Taxes, page F-56

35.
We note your disclosure on page F-46 that you recorded a $23.7 million deferred tax asset in the purchase accounting adjustments related to your acquisition of PCX Holdings in September 2005.

  Please tell us why your net deferred tax asset did not increase similarly from December 31, 2004 to December 31, 2005.

  Response:    The Company notes that the $23.7 million net deferred tax asset disclosed in the reconciliation of the purchase price in the PCX Holdings acquisition reflects adjustments made to the historical deferred tax balances of PCX Holdings as well as deferred tax entries arising from other purchase accounting entries; however, it does not contain the historical deferred tax balances of PCX Holdings. In the table on page F-52, the historical deferred tax balances of PCX Holdings are included in the $54.3 million historical cost of net assets acquired.

  The $23.7 million net deferred tax asset disclosed in the reconciliation of the purchase price in the PCX Holdings acquisition specifically related to the following:

  —
  a $26.6 million adjustment to the historical deferred tax balances of PCX originally recorded in relation to (i) their investment in Archipelago (which resulted in the reversal of a $26.5 million deferred tax liability balance), (ii) the deferral of certain revenues recognized in connection with the exclusive equity trading facility agreement with Archipelago (which resulted in the reversal of a $8.4 million deferred tax asset balance), and (iii) miscellaneous other adjustments chiefly associated with the fair value of property, equipment and capitalized software development costs (which resulted in the reversal of a $8.5 million net deferred tax liability balance);

  —
  a $4.4 million deferred tax asset recorded in relation to the exit and termination costs, which were accrued for in purchase accounting; and

  —
  a $7.3 million deferred tax liability recorded in relation to the fair value of identifiable intangibles.

  After taking these adjustments into account, the net deferred tax asset recorded by Archipelago in connection with the PCX Holdings acquisition was $12.7 million. For the year ended December 31, 2005, Archipelago's net deferred tax asset position increased by $5.5 million as a result of this $12.7 million PCX Holdings balance, which was partially offset by a $7.2 million net liability variance on other Archipelago businesses.

Market Regulation

36.
Please note that additional comments from the Division of Market Regulation may be forthcoming.

  Response:    The Company will respond promptly to any additional comments from the Division of Market Regulation.

*    *    *

Please contact the undersigned at (212) 403-1327 or my colleague David Lam at (212) 403-1394 with any questions regarding this matter.

Very truly yours,
/s/ DAVID C. KARP David C. Karp

Enclosures

cc:	Gregory Dundas Mike Volley Donald Walker Securities and Exchange Commission
John A. Thain Richard P. Bernard, Esq. Kevin J.P. O'Hara, Esq. NYSE Group, Inc.
Catherine M. Clarkin, Esq. Sullivan & Cromwell LLP